Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares issued	539,664,386	530,315,453
Treasury stock, shares	144,459,210	103,637,016